UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1.      Name and address of issuer:

                        The Trautman Kramer Trust
                        500 Fifth Avenue
                        New York, New York  10110

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):                [X ]

3.      Investment Company Act File Number:             811-08221

        Securities Act File Number:                             333-27645

4(a).   Last day of fiscal year for which this Form is filed:

                                        October 31, 1998

4(b).   [  ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal
year).  (See Instruction A.2.)          N/A

        Note:  If the Form is being filed
late, interest must be paid on the
registration fee due.

4(c).   [  ] Check box if this is the last time the issuer will be
filing this Form.               N/A

5.      Calculation of registration fee:

        (i)     Aggregate sale price of
securities sold during the
fiscal year pursuant to
section 24(f):
        $       383,170

	  (ii)    Aggregate price of securities
redeemed or repurchased
during the fiscal year:
        $       103,520









	(iii)   Aggregate price of securities
redeemed or repurchased
during any prior fiscal year
ending no earlier than
October 11, 1995 that were
not previously used to reduce
registration fees payable to
the Commission:
                    $          0
        (iv)    Total available redemption
credits [add Items 5(ii) and
5(iii)]:
        $       103,520
        (v)     Net sales - if Item 5(i) is
greater than Item 5(iv)
[subtract Item 5(iv) from
Item 5(i)]:
        $ 279,650
        (vi)    Redemption credits available
for use in future years
                - if Item 5(i) is less than
Item 5(iv) [Subtract Item
5(iv) from Item 5(i)]:
        $                0
        (vii)   Multiplier for determining
registration fee (See
Instruction C.9):
        X           0.0278%
        (viii)Registration fee due
[Multiply Item 5(v) by Item
5(vii)] (enter "0" if no fee
is due):
        =$ 77.74

6.      Prepaid Shares

        If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities
Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here : ___________.


7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):
        +       $              N/A

8.      Total of the amount of the registration fee due plus any
interest due [line 5(viii) plus line 7]:
        =       $        77.74



9.      Date the registration fee and any interest payment was sent to
the Commission's lockbox depository:    January 29, 1999

                Method of Delivery:

                [X]     Wire Transfer (CIK# 0001038691)

                [  ]    Mail or other means




SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  (Signature and Title) *     /s/Mark Barbera
                                        Mark Barbera, CFO


Date    January 29, 1999

        *Please print the name and title of the signing officer below the signature.